GuidePath Conservative Allocation Fund
Schedule of Investments
December 31, 2024 (Unaudited)

INVESTMENT COMPANIES - 98.8%	Shares	Value
Alternative Funds - 1.8%
SPDR Gold MiniShares Trust (a)(b)	185,730	$9,656,103

Domestic Equity Funds - 26.0%
American Funds - Mutual Fund - Class F-3	253,927	14,001,509
American Funds - Washington Mutual Investors Fund - Class F-3	230,810	14,199,406
iShares Core S&P Small-Cap ETF (b)	158,934	18,312,375
iShares Global 100 ETF (b)	49,223	4,960,202
iShares MSCI USA Min Vol Factor ETF	152,935	13,579,099
SPDR MSCI World StrategicFactors ETF (b)	37,774	4,678,310
Vanguard High Dividend Yield ETF (b)	108,300	13,817,997
Vanguard S&P 500 ETF	72,317	38,965,123
Vanguard Value ETF (b)	113,999	19,300,031
		141,814,052

Domestic Fixed Income Funds - 44.6%
American Funds - High-Income Trust - Class F-3	1,415,219	13,812,540
American Funds - The Bond Fund of America - Class F-3	1,807,884	20,139,831
American Funds Multi-Sector Income Fund - Class F-3	2,189,872	20,475,303
iShares 10+ Year Investment Grade Corporate Bond ETF	37,694	1,862,084
iShares 7-10 Year Treasury Bond ETF (b)	208,870	19,310,031
iShares Broad USD High Yield Corporate Bond ETF	293,874	10,811,624
iShares Broad USD Investment Grade Corporate Bond ETF	97,225	4,888,473
iShares Core U.S. Aggregate Bond ETF (b)	202,630	19,634,847
iShares iBoxx High Yield Corporate Bond ETF (b)	32,124	2,526,553
iShares TIPS Bond ETF	67,002	7,139,063
SPDR Portfolio Short Term Treasury ETF	89,805	2,605,243
Vanguard High-Yield Corporate Fund - Class Admiral	7,445,881	40,356,674
Vanguard Intermediate-Term Corporate Bond ETF (b)	73,851	5,928,020
Vanguard Long-Term Treasury ETF	226,460	12,534,561
Vanguard Mortgage-Backed Securities ETF (b)	257,982	11,696,904
Vanguard Short-Term Corporate Bond ETF	25,315	1,974,823
Vanguard Total Bond Market ETF	22,053	1,585,831
WisdomTree Floating Rate Treasury Fund (b)	915,297	46,057,745
		243,340,150

Emerging Market Equity Funds - 1.4%
iShares Core MSCI Emerging Markets ETF	150,275	7,847,361

Emerging Markets Fixed Income Funds - 2.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF (b)	118,886	10,585,609

Hybrid Funds - 14.4%
American Funds - Capital Income Builder, Inc. - Class F-3	299,131	20,616,109
American Funds - The Income Fund of America - Class F-3	849,838	20,736,050
iShares Core Aggressive Allocation ETF (b)	264,354	20,252,160
iShares Core Growth Allocation ETF	298,394	17,103,944
		78,708,263

International Equity Funds - 7.0%
American Funds - Capital World Growth and Income Fund - Class F-3	150,383	9,550,855
iShares Core MSCI Europe ETF	49,061	2,648,313
iShares MSCI EAFE Min Vol Factor ETF (b)	58,357	4,126,423
JPMorgan BetaBuilders Canada ETF (b)	51,111	3,607,926
Vanguard FTSE Developed Markets ETF (b)	379,361	18,141,043
		38,074,560

International Fixed Income Funds - 0.6%
SPDR Bloomberg International Treasury Bond ETF (b)	60,573	1,295,656
Vanguard Total International Bond ETF (b)	40,100	1,966,905
		3,262,561

Real Estate Funds - 1.0%
Vanguard Global ex-U.S. Real Estate ETF	32,436	1,283,168
Vanguard Real Estate ETF (b)	46,996	4,186,404
		5,469,572
TOTAL INVESTMENT COMPANIES (Cost $472,123,190)		538,758,231

SHORT-TERM INVESTMENTS - 21.8%		Value
Investments Purchased with Proceeds from Securities Lending - 20.6%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.51% (c)	112,189,325	112,189,325

Money Market Funds - 1.2%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.45% (c)	6,630,954	6,630,954
TOTAL SHORT-TERM INVESTMENTS (Cost $118,820,279)		118,820,279

TOTAL INVESTMENTS - 120.6% (Cost $590,943,469)		657,578,510
Liabilities in Excess of Other Assets - (20.6)%		(112,309,406)
TOTAL NET ASSETS - 100.0%		$545,269,104
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $109,780,724 which represented 20.1% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.